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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099

                          Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2016 through June 30, 2016


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.

                         Pioneer U.S. Government
                         Money Market Fund
                         (Formerly Pioneer Cash Reserves Fund)*

--------------------------------------------------------------------------------
                         Semiannual Report | June 30, 2016
--------------------------------------------------------------------------------

                         Ticker Symbols:

                         Class A     PMTXX
                         Class Y     PRYXX

                         * Effective November 13, 2015, the Fund was renamed
                           Pioneer U.S. Government Money Market Fund

                         [LOGO] PIONEER
                                Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              7

Prices and Distributions                                                       8

Comparing Ongoing Fund Expenses                                               10

Schedule of Investments                                                       12

Financial Statements                                                          16

Notes to Financial Statements                                                 22

Trustees, Officers and Service Providers                                      28

       Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16 1

President's Letter

Dear Shareowner,

The first half of 2016 has featured some remarkable twists and turns in the global economy. The year began on shaky footing as surging market volatility brought about by fears of weaker global economic growth as well as falling oil prices depressed returns for investors. In the US, both equity and fixed-income markets declined significantly through the first six weeks of the year, only to recover the losses by the end of the first quarter when market sentiment shifted, due in part to accommodative monetary policies from the world's central banks.

Midway through the first quarter, for example, the US Federal Reserve System (the Fed) backed off plans to raise interest rates four times in 2016, and the European Central Bank announced a more comprehensive asset-purchasing program in the hopes of encouraging lending, and boosting both inflation and economic growth. The markets responded with a solid rally. By the end of May, in fact, US equities, as measured by the Standard & Poor's 500 Index, had generated a solid year-to-date (YTD) return of 3.55%, and the YTD return (as of 5/31/16) of the Barclays Aggregate Bond Index, a common measure of the US fixed-income market, was 3.45%.

As markets began to settle down, the Brexit vote - the vote confirming that the United Kingdom (UK) would exit the European Union (EU) - surprised many, and the rollercoaster ride began once again. The market sold off sharply in the first few days after the vote, then rallied as investors sought bargains created by the initial post-Brexit sell-off, and as more, less ominous information about the implications of the Brexit results came to light.

From a macroeconomic perspective, Pioneer believes the negative economic impact of Brexit on the US should be more limited compared with its effects on the UK and Europe. However, we expect reduced global demand due to a higher level of uncertainty and risk aversion among investors. While the spillover effects on the US economy are unclear, we think it possible that, in the event of a significant negative economic impact, the Fed might consider other monetary policy options. Globally, we believe that central banks are ready to act and that their initial focus will be to stabilize the markets and provide liquidity, if needed.

While the Brexit vote is now official, the expectation is that the actual process of separating the UK from the EU could take at least two years. Only in the next several months may we begin to see signs of what path Europe will follow as it adapts to the reality of an EU without one of its most prominent members. Over the medium-term, however, we believe uncertainties over the future of Europe and central banks' reactions will likely dominate financial markets, and we believe the news flow surrounding Brexit will continue to weigh on riskier assets. Competing for headlines, too, is the current financial condition of many European banks. Ultimately, we think that the political and monetary policy responses will be the major variables when it comes to managing an orderly

2 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16

Brexit. In addition, as the second half of 2016 gets underway, we continue to see central bank policies as generally supportive of the US economy -- for which we maintain an expectation of modest growth this year.

Aside from the Brexit-caused uncertainties, economies around the world in both developed and emerging markets are experiencing deep structural changes. Current challenges include incomplete debt deleveraging in both emerging and developed markets, where debt levels continue to grow, the transition of many emerging markets economies from export/investment-driven models to more domestic demand-driven models, and aging populations, which are reducing productivity and limiting economic growth potential (primarily in the developed markets but also in emerging markets such as China). Geopolitical instability on many fronts, the rising risk of policy mistakes, and market liquidity issues combine to increase the possibility of sharp swings in asset values. Meanwhile, in the US, as always in a presidential election year, the political rhetoric of 2016 has the potential to impact domestic sectors such as health care.

Throughout Pioneer's history, we have believed in the importance of active management. During periods of market volatility, we view the value of active management as even more compelling. Our experienced and tenured investment teams focus on identifying value across global markets using proprietary research, careful risk management, and a long-term perspective. We believe our shareowners can benefit from the experience and tenure of our investment teams as well as the insights generated from our extensive research process.

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA Inc.
June 30, 2016

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

       Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16 3

Portfolio Management Discussion | 6/30/16

Short-term interest rates in the United States remained at low levels throughout the first half of 2016, as the U.S. Federal Reserve (the Fed) paused its monetary tightening cycle after hiking rates once late in 2015. In the following discussion, Seth Roman reviews the factors that affected the performance of Pioneer U.S. Government Money Market Fund* during the six-month period. Mr. Roman, a vice president and a portfolio manager at Pioneer, is responsible for the daily management of the Fund.

Q    How did the Fund perform during the six-month period ended June 30, 2016?

A Pioneer U.S. Government Money Market Fund's Class A shares returned 0.00% at net asset value during the six-month period ended June 30, 2016. During the same period, the average return of the 119 mutual funds in Lipper's U.S. Government Money Market Funds category was 0.01%.

Q How would you describe the investment environment, from an interest-rate perspective, during the six-month period ended June 30, 2016?

A The period turned out to be somewhat different than the market had anticipated when 2016 began. Back then, the Fed had just raised the influential Federal funds rate for the first time in seven years, lifting it from a range of 0.00% to 0.25%, to a still-low range of 0.25% to 0.50% in December 2015. In the wake of the December rate increase, the market entered 2016 anticipating that the Fed was likely to raise rates four more times during the new calendar year. Things did not work out that way, however, as reports of lagging economic growth in the first calendar quarter of the year coupled with declining oil prices made the Fed adopt a more cautious tone, and rates went unchanged during the first half of 2016.

Q How did you manage the Fund's portfolio in that very low-rate environment during the six-month period ended June 30, 2016?

A During a period when money market yields remained depressed, our primary goals were preserving shareholders' capital and building a portfolio of highly liquid investments, while maintaining a level share price, or net asset value. In an exceptionally low-interest-rate environment, we saw no incentives to take any type of risk in the portfolio in an attempt to stretch for higher yield.

* Effective November 13, 2015, Pioneer Cash Reserves Fund was renamed Pioneer US Government Money Market Fund.

4 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16

     Because our emphasis is to preserve capital and provide liquidity, we allocated a sizable portion of the Fund's assets into repurchase agreements during the six-month period. Repurchase agreements entered into by the Fund are fully collateralized by U.S. government securities. The counter-parties to all the agreements were highly credit-worthy, major financial institutions. In addition to the agreements, the Fund, too, had a sizable position in U.S. Treasury bills with maturities of one month or less.

     We also maintained a very short portfolio duration during the period (averaging about nine days). We believe the short duration keeps the portfolio well positioned to react if and when the Fed decides to raise rates again. (Duration is a measure of the sensitivity of the price, or the value of principal, of a fixed-income investment to a change in interest rates, expressed as a number of years.) To take advantage of opportunities if rates were to rise, we also invested the Fund in low-duration floating-rate securities ("floaters") during the period. Floaters have the potential to increase their yields when interest rates do eventually rise again. To maintain diversification** in the portfolio, we invested in different types of floaters whose re-set mechanisms are tied to different benchmark indices. The securities are extremely liquid.

Q    What is your investment outlook?

A As we enter the second half of 2016, the Fed appears to want to raise rates, but does not have much incentive to move further as long as growth in gross domestic product (GDP) is less than robust, wage inflation remains modest, and corporate earnings growth appears to have slowed. In June, just before the end of the period, two new factors contributed to the Fed's uncertainty. The first was an unexpectedly disappointing jobs report from the Bureau of Labor Statistics for the month of May (just 11,000 new jobs created that month). The second was the vote in the United Kingdom (UK) that saw the "leave" side prevail in a referendum to decide whether the UK should exit the European Union ("Brexit"). The Brexit vote, in particular, caused immediate concern in the financial markets, although things did settle down by the end of June as investors awaited more evidence of the vote's effects. With those factors as a backdrop, it now appears that the Fed might raise short-term rates only once during 2016, instead of the four times the market anticipated at the start of the year.

**   Diversification does not assure a profit nor protect against loss.

       Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16 5

     Looking to the immediate future, we believe there will be more uncertainty in the markets. A general flight to quality has taken hold, at least for the time being, and that has driven yields on the 10-year U.S. Treasury note down to the 1.35% to 1.40% range, a level not seen in 70 years.

     We believe economic growth in the United States appears likely to be in the 2.00% to 2.50% range for the remainder of the year. If steady growth persists for the remainder of 2016 and the U.S. reaches full employment, we think the Fed may resume its rate increases by the end of the year.

     Given our outlook, we intend to continue to maintain a highly liquid portfolio of investments, with preservation of shareholders' capital as our primary goal. At the same time, we intend to keep an emphasis on floaters in the portfolio, as they give us the option to pick-up additional income for the Fund if rates were to rise.

Please refer to the Schedule of Investments on pages 12-15 for a full listing of Fund securities.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The securities issued by U.S. Government-sponsored entities (e.g., FNMA, Freddie
Mac) are neither guaranteed nor issued by the U.S. Government.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

6 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16

Portfolio Summary | 6/30/16

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government Securities                                                 77.4%
Repurchase Agreements                                                      22.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

 1. U.S. Treasury Bills, 7/14/16                                              13.45%
------------------------------------------------------------------------------------
 2. U.S. Treasury Note, Floating Rate Note, 7/31/16                           11.44
------------------------------------------------------------------------------------
 3. U.S. Treasury Bills, 7/28/16                                               9.24
------------------------------------------------------------------------------------
 4. U.S. Treasury Note, Floating Rate Note, 10/31/16                           8.88
------------------------------------------------------------------------------------
 5. U.S. Treasury Note, Floating Rate Note, 1/31/17                            8.78
------------------------------------------------------------------------------------
 6. U.S. Treasury Bills, 7/21/16                                               5.33
------------------------------------------------------------------------------------
 7. U.S. Treasury Note, Floating Rate Note, 4/30/17                            4.58
------------------------------------------------------------------------------------
 8. Federal National Mortgage Association, Floating Rate Note, 10/3/16         2.70
------------------------------------------------------------------------------------
 9. Federal Farm Credit Banks, Floating Rate Note, 12/19/16                    2.66
------------------------------------------------------------------------------------
10. Federal Farm Credit Banks, Floating Rate Note, 9/19/16                     2.44
------------------------------------------------------------------------------------

* The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

       Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16 7

Prices and Distributions | 6/30/16

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           Class                       6/30/16                          12/31/15
--------------------------------------------------------------------------------
             A                         $1.00                              $1.00
--------------------------------------------------------------------------------
             Y                         $1.00                              $1.00
--------------------------------------------------------------------------------


Distributions per Share: 1/1/16 - 6/30/16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 Short-Term          Long-Term
           Class            Dividends           Capital Gains      Capital Gains
--------------------------------------------------------------------------------
             A               $0.0000+             $ --                $ --
--------------------------------------------------------------------------------
             Y               $0.0000+             $ --                $ --
--------------------------------------------------------------------------------

Yields
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           Class                   7-Day Annualized             7-Day Effective*
--------------------------------------------------------------------------------
             A                           0.01%                        0.01%
--------------------------------------------------------------------------------
             Y                           0.01%                        0.01%
--------------------------------------------------------------------------------

*    Assumes daily compounding of dividends.

+    Amount rounds to less than $0.0001 per share.

8 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16

Expense Ratio (Per prospectus dated May 1, 2016)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           Class                                         Gross
--------------------------------------------------------------------------------
             A                                            0.71%
--------------------------------------------------------------------------------
             Y                                            0.46%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.

Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16 9

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses.You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer U.S. Government Money Market

Based on actual returns from January 1, 2016, through June 30, 2016.

--------------------------------------------------------------------------------
Share Class                                      A                      Y
--------------------------------------------------------------------------------
Beginning Account Value                      $1,000.00               $1,000.00
Value on 1/1/16
--------------------------------------------------------------------------------
Ending Account                               $1,000.00               $1,000.00
Value on 6/30/16
--------------------------------------------------------------------------------
Expenses Paid                                $    1.59               $    1.59
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.32% and 0.32% for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

10 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer U.S. Government Money Market

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2016, through June 30, 2016.

--------------------------------------------------------------------------------
Share Class                                      A                      Y
--------------------------------------------------------------------------------
Beginning Account                            $1,000.00               $1,000.00
Value on 1/1/16
--------------------------------------------------------------------------------
Ending Account                               $1,023.27               $1,023.27
Value on 6/30/16
--------------------------------------------------------------------------------
Expenses Paid                                $    1.61               $    1.61
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.32% and 0.32% for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16 11

Schedule of Investments | 6/30/16 (unaudited)

-------------------------------------------------------------------------------------------------------------
                 Floating
Principal        Rate (a)
Amount ($)       (unaudited)                                                                            Value
-------------------------------------------------------------------------------------------------------------
                                        U.S. GOVERNMENT AND AGENCY
                                        OBLIGATIONS -- 71.5%
   300,000                              Fannie Mae Discount Notes, 7/6/16 (b)                   $     299,978
 2,300,000             0.53             Federal Farm Credit Banks, Floating Rate Note,
                                        7/20/16                                                     2,300,094
 2,230,000             0.47             Federal Farm Credit Banks, Floating Rate Note,
                                        9/14/16                                                     2,229,935
 5,500,000             0.53             Federal Farm Credit Banks, Floating Rate Note,
                                        9/19/16                                                     5,500,341
   600,000             0.55             Federal Farm Credit Banks, Floating Rate Note,
                                        11/7/16                                                       599,963
 6,000,000             0.45             Federal Farm Credit Banks, Floating Rate Note,
                                        12/19/16                                                    6,000,181
 2,300,000             0.40             Federal Farm Credit Banks, Floating Rate Note,
                                        1/30/17                                                     2,299,576
 1,644,000             0.40             Federal Farm Credit Banks, Floating Rate Note,
                                        2/21/17                                                     1,643,282
   120,000             0.51             Federal Farm Credit Banks, Floating Rate Note,
                                        2/27/17                                                       120,037
 3,000,000             0.42             Federal Farm Credit Banks, Floating Rate Note,
                                        3/27/17                                                     2,999,651
   300,000             0.53             Federal Farm Credit Banks, Floating Rate Note,
                                        4/28/17                                                       300,000
 1,500,000             0.48             Federal Farm Credit Banks, Floating Rate Note,
                                        5/8/17                                                      1,498,950
   600,000                              Federal Home Loan Bank Discount Notes,
                                        7/1/16 (b)                                                    600,000
 2,400,000             0.51             Federal Home Loan Banks, Floating Rate Note,
                                        7/13/16                                                     2,400,000
 1,500,000             0.49             Federal Home Loan Banks, Floating Rate Note,
                                        8/17/16                                                     1,499,996
 1,000,000             0.48             Federal Home Loan Banks, Floating Rate Note,
                                        8/26/16                                                     1,000,009
 1,500,000             0.53             Federal Home Loan Banks, Floating Rate Note,
                                        10/19/16                                                    1,499,977
   760,000             0.54             Federal Home Loan Banks, Floating Rate Note,
                                        1/17/17                                                       759,838
   500,000             0.54             Federal Home Loan Banks, Floating Rate Note,
                                        1/23/17                                                       500,000
 3,000,000             0.50             Federal Home Loan Banks, Floating Rate Note,
                                        2/7/17                                                      2,999,171
   500,000             0.50             Federal Home Loan Banks, Floating Rate Note,
                                        6/22/17                                                       500,000
 1,000,000             0.59             Federal Home Loan Banks, Floating Rate Note,
                                        7/27/17                                                       999,951
   500,000                              Federal Home Loan Mortgage Corp., 0.65%,
                                        9/29/16                                                       500,122
   300,000                              Federal Home Loan Mortgage Corp., 5.125%,
                                        10/18/16                                                      304,130

The accompanying notes are an integral part of these financial statements.

12 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16

-------------------------------------------------------------------------------------------------------------
                 Floating
Principal        Rate (a)
Amount ($)       (unaudited)                                                                     Value
-------------------------------------------------------------------------------------------------------------
                                        U.S. GOVERNMENT AND AGENCY
                                        OBLIGATIONS -- (continued)
   300,000                              Federal Home Loan Mortgage Corp., 1.0%, 3/8/17          $     300,808
 1,500,000             0.52             Federal Home Loan Mortgage Corp., Floating Rate
                                        Note, 11/14/16                                              1,500,286
 3,000,000             0.58             Federal Home Loan Mortgage Corp., Floating Rate
                                        Note, 7/21/17                                               3,000,961
   430,000                              Federal National Mortgage Association, 1.25%,
                                        9/28/16                                                       430,876
 4,610,000             0.46             Federal National Mortgage Association, Floating
                                        Rate Note, 7/25/16                                          4,610,094
 5,240,000             0.46             Federal National Mortgage Association, Floating
                                        Rate Note, 8/15/16                                          5,240,244
 1,000,000             0.46             Federal National Mortgage Association, Floating
                                        Rate Note, 8/16/16                                          1,000,058
 1,600,000             0.47             Federal National Mortgage Association, Floating
                                        Rate Note, 8/26/16                                          1,600,048
 6,075,000             0.73             Federal National Mortgage Association, Floating
                                        Rate Note, 10/3/16                                          6,079,104
 3,000,000             0.52             Federal National Mortgage Association, Floating
                                        Rate Note, 10/21/16                                         2,999,820
 1,800,000             0.47             Federal National Mortgage Association, Floating
                                        Rate Note, 1/26/17                                          1,799,347
30,300,000                              U.S. Treasury Bills, 7/14/16 (b)                           30,297,596
12,000,000                              U.S. Treasury Bills, 7/21/16 (b)                           11,998,373
20,800,000                              U.S. Treasury Bills, 7/28/16 (b)                           20,797,011
   300,000                              U.S. Treasury Bills, 8/11/16 (b)                              299,908
 1,575,000                              U.S. Treasury Bills, 9/1/16 (b)                             1,574,281
 1,575,000                              U.S. Treasury Bills, 9/8/16 (b)                             1,574,215
   500,000                              U.S. Treasury Bills, 10/13/16 (b)                             499,510
   300,000                              U.S. Treasury Bills, 10/20/16 (b)                             299,667
   600,000                              U.S. Treasury Bills, 3/30/17 (b)                              597,708
   300,000                              U.S. Treasury Bills, 4/27/17 (b)                              298,550
25,750,000             0.33             U.S. Treasury Note, Floating Rate Note, 7/31/16            25,751,058
20,000,000             0.31             U.S. Treasury Note, Floating Rate Note, 10/31/16           19,998,922
19,775,000             0.34             U.S. Treasury Note, Floating Rate Note, 1/31/17            19,777,800
10,325,000             0.33             U.S. Treasury Note, Floating Rate Note, 4/30/17            10,324,593
 3,075,000             0.34             U.S. Treasury Note, Floating Rate Note, 7/31/17             3,074,704
 3,000,000             0.43             U.S. Treasury Note, Floating Rate Note, 10/31/17            2,999,347
 3,000,000             0.53             U.S. Treasury Note, Floating Rate Note, 1/31/18             3,001,334
 2,000,000             0.45             U.S. Treasury Note, Floating Rate Note, 4/30/18             2,000,128
   800,000                              U.S. Treasury Notes, 1.5%, 7/31/16                            800,586
   800,000                              U.S. Treasury Notes, 0.5%, 8/31/16                            799,763
   500,000                              U.S. Treasury Notes, 3.25%, 3/31/17                           510,210
-------------------------------------------------------------------------------------------------------------
                                        TOTAL U.S. GOVERNMENT AND
                                        AGENCY OBLIGATIONS
                                        (Cost $225,192,092)                                     $ 225,192,092
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16 13

-------------------------------------------------------------------------------------------------------------
                 Floating
Principal        Rate (a)
Amount ($)       (unaudited)                                                                    Value
-------------------------------------------------------------------------------------------------------------
                                        TEMPORARY CASH INVESTMENTS -- 20.9%
                                        Repurchase Agreements -- 20.9%
21,975,000                              $21,975,000 RBC Capital Markets LLC, 0.42%,
                                        dated 6/30/16 plus accrued interest on
                                        7/1/16 collateralized by the following:
                                        $836,107 Freddie Mac, 2.191% - 3.377%,
                                        3/1/40 - 5/1/45
                                        $14,685,231 Federal National Mortgage
                                        Association, 2.246% - 5.5%, 5/1/25 - 2/1/46
                                        $6,893,162 Government National Mortgage
                                        Association, 3.0% - 4.5%, 10/20/43 - 6/20/46            $  21,975,000
21,975,000                              $21,975,000 ScotiaBank, 0.42%,
                                        dated 6/30/16 plus accrued interest on
                                        7/1/16 collateralized by the following:
                                        $1,533,091 Federal Home Loan Mortgage
                                        Corp., 4.0%, 3/1/46
                                        $19,942,705 Federal National Mortgage
                                        Association, 3.5 - 7.25%, 5/15/30 - 4/1/46
                                        $938,966 Government National Mortgage
                                        Association, 3.5%, 11/20/45                                21,975,000
21,975,000                              $21,975,000 TD Securities, USA LLC, 0.35%,
                                        dated 6/30/16 plus accrued interest on
                                        7/1/16 collateralized by the following:
                                        $22,414,551 U.S. Treasury Notes,
                                        0.875% - 2.25%, 4/30/17 - 11/15/24                         21,975,000
                                                                                                -------------
                                                                                                $  65,925,000
-------------------------------------------------------------------------------------------------------------
                                        TOTAL TEMPORARY CASH INVESTMENTS
                                        (Cost $65,925,000)                                      $  65,925,000
-------------------------------------------------------------------------------------------------------------
                                        TOTAL INVESTMENT IN SECURITIES -- 92.4%
                                        (Cost $291,117,092) (c)                                 $ 291,117,092
-------------------------------------------------------------------------------------------------------------
                                        OTHER ASSETS & LIABILITIES -- 7.6%                      $  23,802,362
-------------------------------------------------------------------------------------------------------------
                                        TOTAL NET ASSETS -- 100.0%                              $ 314,919,454
-------------------------------------------------------------------------------------------------------------

(a) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(b) Security issued with a zero coupon. Income is recognized through accretion of discount.

(c)  At June 30, 2016, cost for federal income tax purposes was $291,117,092.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

     Level 1 - quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements --
               Note 1A.

     Level 3 - significant unobservable inputs (including the Fund 's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

The accompanying notes are an integral part of these financial statements.

14 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund's investments:

-------------------------------------------------------------------------------------------------------------
                                         Level 1       Level 2                Level 3            Total
-------------------------------------------------------------------------------------------------------------
 U.S. Government and
    Agency Obligations                   $  --         $225,192,092           $  --              $225,192,092
 Repurchase Agreements                      --           65,925,000              --                65,925,000
-------------------------------------------------------------------------------------------------------------
 Total                                   $  --         $291,117,092           $  --              $291,117,092
=============================================================================================================

During the six months ended June 30, 2016, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16 15

Statement of Assets and Liabilities | 6/30/16 (unaudited)

ASSETS:
  Investment in securities (cost $225,192,092)                               $   225,192,092
  Repurchase agreements (cost $65,925,000)                                        65,925,000
--------------------------------------------------------------------------------------------
  Total investment in securities (cost $291,117,092)                             291,117,092
  Cash                                                                            11,102,447
  Receivables --
     Fund shares sold                                                                579,195
     Investment securities sold                                                   13,399,873
     Interest                                                                        103,813
  Due from Pioneer Investment Management, Inc.                                       136,819
  Other assets                                                                        31,047
--------------------------------------------------------------------------------------------
         Total assets                                                        $   316,470,286
============================================================================================
LIABILITIES:
   Payables --
      Fund shares repurchased                                                $     1,340,901
      Distributions                                                                   16,908
      Trustee's fees                                                                     226
   Due to affiliates                                                                  81,388
   Accrued expenses                                                                  111,409
--------------------------------------------------------------------------------------------
         Total liabilities                                                   $     1,550,832
============================================================================================
NET ASSETS:
  Paid-in capital                                                            $   314,936,304
  Distributions in excess of net investment income                                   (11,662)
  Accumulated net realized loss on investments                                        (5,188)
--------------------------------------------------------------------------------------------
         Total net assets                                                    $   314,919,454
============================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class A (based on $247,728,452/ 247,892,728 shares)                       $          1.00
   Class Y (based on $67,191,002 / 67,206,648 shares)                        $          1.00
============================================================================================

The accompanying notes are an integral part of these financial statements.

16 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16

Statement of Operations (unaudited)

For the Six Months Ended 6/30/16

INVESTMENT INCOME:
   Interest                                                $  522,739
--------------------------------------------------------------------------------------------
         Total investment income                                             $       522,739
============================================================================================
EXPENSES:
  Management fees                                          $  551,043
  Transfer agent fees
     Class A                                                  101,084
     Class Y                                                    1,314
  Shareholder communications expense                          115,324
  Administrative expense                                       91,096
  Custodian fees                                                8,911
  Registration fees                                            25,730
  Professional fees                                            77,736
  Printing expense                                              8,825
  Fees and expenses of nonaffiliated Trustees                   5,806
  Miscellaneous                                                 8,014
--------------------------------------------------------------------------------------------
     Total expenses                                                          $       994,883
     Less fees waived and expenses reimbursed
         by Pioneer Investment Management, Inc.                                     (482,963)
--------------------------------------------------------------------------------------------
     Net expenses                                                            $       511,920
--------------------------------------------------------------------------------------------
         Net investment income                                               $        10,819
--------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                                    $         7,330
--------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                       $        18,149
============================================================================================

The accompanying notes are an integral part of these financial statements.

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16 17

Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------------------------
                                                                  Six Months
                                                                  Ended
                                                                  6/30/16                       Year Ended
                                                                  (unaudited)                   12/31/15
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                      $       10,819                $      32,074
Net realized gain (loss) on investments                                    7,330                        4,836
-------------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations            $       18,149                $      36,910
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.0000+ and $0.0001 per share, respectively)         $      (12,630)               $     (25,848)
   Class Y ($0.0000+ and $0.0001 per share, respectively)                 (3,156)                      (6,108)
-------------------------------------------------------------------------------------------------------------
      Total distributions to shareowners                          $      (15,786)               $     (31,956)
-------------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                      $   89,714,620                $ 178,839,652
Reinvestment of distributions                                             20,377                       25,880
Cost of shares repurchased                                          (100,299,255)                (185,986,295)
-------------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from
       Fund share transactions                                    $  (10,564,258)               $  (7,120,763)
-------------------------------------------------------------------------------------------------------------
   Net decrease in net assets                                     $  (10,561,895)               $  (7,115,809)
NET ASSETS:
Beginning of period                                               $  325,481,349                $ 332,597,158
-------------------------------------------------------------------------------------------------------------
End of period                                                     $  314,919,454                $ 325,481,349
=============================================================================================================
Distributions in excess of net investment income                  $      (11,662)               $      (6,695)
=============================================================================================================

+    Amount rounds to less than $0.0001 per share.

The accompanying notes are an integral part of these financial statements.

18 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16

-------------------------------------------------------------------------------------------------------------
                                Six Months          Six Months
                                Ended               Ended
                                6/30/16             6/30/16              Year Ended           Year Ended
                                Shares              Amount               12/31/15             12/31/15
                                (unaudited)         (unaudited)          Shares               Amount
-------------------------------------------------------------------------------------------------------------
Class A
Shares sold                      74,009,046         $  74,009,046          162,932,516        $  162,932,592
Reinvestment of
   distributions                     20,346                20,346               25,842                25,848
Less shares repurchased         (88,231,061)          (88,231,061)        (174,780,144)         (174,780,145)
-------------------------------------------------------------------------------------------------------------
      Net decrease              (14,201,669)        $ (14,201,669)         (11,821,786)       $  (11,821,705)
=============================================================================================================
Class Y
Shares sold                      15,705,574         $  15,705,574           15,907,042        $   15,907,060
Reinvestment of
   distributions                         31                    31                   32                    32
Less shares repurchased         (12,068,194)          (12,068,194)         (11,206,150)          (11,206,150)
-------------------------------------------------------------------------------------------------------------
      Net increase                3,637,411         $   3,637,411            4,700,924        $    4,700,942
=============================================================================================================

The accompanying notes are an integral part of these financial statements.

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16 19

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                    Six Months
                                                    Ended          Year           Year         Year         Year         Year
                                                    6/30/16        Ended          Ended        Ended        Ended        Ended
                                                    (unaudited)    12/31/15       12/31/14     12/31/13     12/31/12     12/31/11
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                $   1.00       $   1.00       $   1.00     $   1.00     $   1.00     $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                     $  0.000(a)(b) $  0.000(a)(b) $  0.000(b)  $  0.000(b)  $  0.000(b)  $  0.000(b)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                            $ (0.000)*(b)  $ (0.000)(b)   $ (0.000)(b) $ (0.000)(b) $ (0.000)(b) $(0.000)(b)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   1.00       $   1.00       $   1.00     $   1.00     $   1.00     $   1.00
====================================================================================================================================
Total return**                                          0.00%          0.01%          0.01%        0.01%        0.01%        0.01%
Ratio of net expenses to average net assets (c)         0.32%***       0.10%          0.05%        0.08%        0.17%        0.11%
Ratio of net investment income (loss)
  to average net assets                                 0.01%***       0.01%          0.01%        0.01%        0.01%        0.01%
Net assets, end of period (in thousands)            $247,728       $261,928       $273,746     $286,961     $330,058     $296,783
Ratios with no waiver of fees and assumption of
  expenses by the Adviser and no reduction for
  fees paid indirectly:
  Total expenses to average net assets (c)             0.65%***       0.71%          0.75%        0.76%        1.30%        0.85%
  Net investment income (loss) to average net assets  (0.33)%***     (0.60)%        (0.69)%      (0.67)%      (1.12)%      (0.73)%
====================================================================================================================================

* The amount of distributions made to shareowners during the period were in excess of the net investment income earned by the Fund during the period. The Fund has accumulated undistributed net investment income which is part of the Fund's NAV. A portion of the accumulated net investment income was distributed to shareowners during the period. A decrease in distributions may have a negative effect on the market value of the Fund's shares.

** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

***  Annualized.

(a) The per share data presented above is based on the average shares outstanding for the period presented.

(b)  Amount rounds to less than $0.001 or greater than $(0.001) per share.

(c)  Includes interest expense of 0.00%, 0.00%, 0.00%+, 0.00%, 0.00%, and 0.00%, respectively.

+    Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

20 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16

------------------------------------------------------------------------------------------------------------------------------------
                                                    Six Months
                                                    Ended          Year           Year         Year         Year         Year
                                                    6/30/16        Ended          Ended        Ended        Ended        Ended
                                                    (unaudited)    12/31/15       12/31/14     12/31/13     12/31/12     12/31/11
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                $   1.00       $   1.00       $   1.00     $   1.00     $   1.00     $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                     $  0.000(a)(b) $  0.000(a)(b) $  0.000(b)  $  0.000(b)  $  0.000(b)  $  0.000(b)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                            $ (0.000)*(b)  $ (0.000)(b)   $ (0.000)(b) $ (0.000)(b) $ (0.000)(b) $(0.000)(b)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   1.00       $   1.00       $   1.00     $   1.00     $   1.00     $   1.00
====================================================================================================================================
Total return**                                          0.00%          0.01%          0.01%        0.01%        0.01%        0.01%
Ratio of net expenses to average net assets (c)         0.32%***       0.10%          0.05%        0.08%        0.13%        0.10%
Ratio of net investment income (loss)
 to average net assets                                  0.01%***       0.01%          0.01%        0.01%        0.01%        0.01%
Net assets, end of period (in thousands)            $ 67,191       $ 63,553       $ 58,851     $ 63,741     $ 62,578     $106,331
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no
  reduction for fees paid indirectly:
  Total expenses to average net assets (c)             0.50%***       0.46%          0.46%        0.45%        0.59%        0.53%
  Net investment income (loss) to average net assets  (0.17)%***     (0.35)%        (0.40)%      (0.36)%      (0.45)%      (0.42)%
====================================================================================================================================

* The amount of distributions made to shareowners during the period were in excess of the net investment income earned by the Fund during the period. The Fund has accumulated undistributed net investment income which is part of the Fund's NAV. A portion of the accumulated net investment income was distributed to shareowners during the period. A decrease in distributions may have a negative effect on the market value of the Fund's shares.

** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

***  Annualized.

(a) The per share data presented above is based on the average shares outstanding for the period presented.

(b)  Amount rounds to less than $0.001 or greater than $(0.001) per share.

(c)  Includes interest expense of 0.00%, 0.00%, 0.00%+, 0.00%, 0.00%, and 0.00%, respectively.

+    Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

     Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16 21

Notes to Financial Statements | 6/30/16 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer U.S. Government Money Market Fund (formerly Pioneer Cash Reserves Fund) (the Fund) is a series of Pioneer Money Market Trust, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital, and liquidity through investments in high-quality short-term securities.

The Fund offered two classes of shares designated as Class A and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

22 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16

A.   Security Valuation

     The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

     Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Valuations may be supplemented by dealers and other sources, as required. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service.

     Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds' net asset value. Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.

     At June 30, 2016, there were no securities valued using fair value methods (other than securities valued using prices supplied by independent pricing services or broker-dealers).

B.   Investment Income and Transactions

     Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2015, the Fund did not accrue any interest or penalties related to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and state tax authorities.

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16 23

      The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

      The tax character of current year distributions payable to shareholders will be determined at the end of the current taxable year. The tax character of distributions paid to shareowners during the year ended December 31, 2015 was as follows:

      --------------------------------------------------------------------------
                                                                           2015
      --------------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                                                  $ 31,956
      --------------------------------------------------------------------------
           Total                                                       $ 31,956
      ==========================================================================

      The following shows the components of distributable earnings on a federal income tax basis at December 31, 2015:

      --------------------------------------------------------------------------
                                                                           2015
      --------------------------------------------------------------------------
      Distributable earnings:
      Undistributed ordinary income                                   $   9,186
      Capital loss carryforward                                         (12,518)
      Current year dividends payable                                    (15,881)
      --------------------------------------------------------------------------
           Total                                                       $(19,213)
      ==========================================================================

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent

24 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16 for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A and Class Y shares can reflect different transfer agent and distribution expense rates.

F.   Risks

     Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. It is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support at any time.

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and industry sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

G.   Repurchase Agreements

     Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16 25

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. The management fees are calculated daily at the annual rate of 0.35% of the Fund's average net daily net assets up to $1 billion and 0.30% on assets over $1 billion. For the six months ended June 30, 2016, the net management fee (excluding waivers and/or reimbursement of expenses) was equivalent to 0.35%.

PIM has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by PIM at any time without notice. Fees waived and expenses reimbursed during the six months ended June 30, 2016 are reflected on the Statement of Operations.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $81,388 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2016.

3. Transfer Agents

Effective November 2, 2015, Boston Financial Data Services, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts.

Prior to November 2, 2015, Pioneer Investment Management Shareholder Services, Inc., a wholly owned indirect subsidiary of UniCredit, provided substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings and outgoing phone calls. For the six months ended June 30, 2016, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                              $  112,069
 Class Y                                                                   3,255
--------------------------------------------------------------------------------
   Total                                                              $  115,324
================================================================================

26 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A shares. Pursuant to the Plan, the Fund pays PFD 0.05% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. The plan paid 0.05% until June 30, 2014. From January 1, 2016 until the six months ended June 30, 2016, the plan paid 0.0%.

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16 27

Trustees, Officers and Service Providers

Trustees                                   Advisory Trustee
Thomas J. Perna, Chairman                  Lorraine H. Monchak*
David R. Bock
Benjamin M. Friedman                       Officers
Margaret B.W. Graham                       Lisa M. Jones, President and Chief
Marguerite A. Piret                            Executive Officer
Fred J. Ricciardi                          Mark E. Bradley, Treasurer and
Kenneth J. Taubes                              Chief Financial Officer
                                           Christopher J. Kelley, Secretary and
                                               Chief Legal Officer
Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Boston Financial Data Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*    Ms. Monchak is a non-voting Advisory Trustee.

28 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/16

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
Pioneer Funds
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2016 Pioneer Investments 19399-10-0816

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date August 26, 2016


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date August 26, 2016


By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date August 26, 2016

* Print the name and title of each signing officer under his or her signature.